Debt (Related Party) - Schedule of Valuation of Term Loans (Details) - Term Loans [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Valuation of Term Loans [Line Items]
Principal	$ 10,000	$ 12,500
Coupon rate	8.00%	8.00%
Interest type	Fixed rate	Fixed rate
Payment frequency	Maturity	Maturity
Interest day count	Actual / 365	Actual / 365
Maturity	Mar. 06, 2030
Minimum [Member]
Schedule of Valuation of Term Loans [Line Items]
Issuance date	Mar. 11, 2025	Mar. 04, 2024
Maturity		Feb. 27, 2029
Market rate	11.70%	7.80%
Maximum [Member]
Schedule of Valuation of Term Loans [Line Items]
Issuance date	Jun. 26, 2025	Aug. 27, 2024
Maturity		Aug. 27, 2029
Market rate	16.40%	10.60%